LOANS AND BORROWINGS - Maturities of long term loans (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Repayable:
Total long term loans	¥ 11,297	¥ 3,911
Amount due within one year shown under current liabilities	(239)	(226)
Long term loans repayable after one year	11,058	3,685
Within one year [member]
Repayable:
Total long term loans	239	226
After one year but within two years [member]
Repayable:
Total long term loans	288	204
After two years but within three years [member]
Repayable:
Total long term loans	326	244
After three years but within four years [member]
Repayable:
Total long term loans	495	277
After four years but within five years [member]
Repayable:
Total long term loans	649	320
After five years [member]
Repayable:
Total long term loans	¥ 9,300	¥ 2,640